Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies.
Commitments and Contingencies

19.Commitments and Contingencies

The Group has various lease contracts not yet commenced as of June 30, 2023. The future lease payments for these lease contracts are €103 thousand (December 31, 2022: €400 thousand) within one year, €362 thousand (December 31, 2022: €1,601 thousand) between one and five years and nil (December 31, 2022: nil) thereafter.

The Group has commitments under operating contracts. The future payments for the operating contracts are €92,145 thousand (December 31, 2022: €73,779 thousand) within one year, €75,851 thousand (December 31, 2022: €100,177 thousand) between one and five years and €12,364 thousand (December 31, 2022: €18,558 thousand) thereafter.

Further, the Group has commitments of €8,098 thousand (December 31, 2022: €5,016 thousand) to acquire items of property, plant & equipment and commitments of €230 thousand (December 31, 2022: €4,344 thousand) to acquire intangible assets.

The Group is required to issue, subject to the execution of definitive agreements, warrants to purchase up to 6,200,000 Class A shares to Azul as described in note 15, which, if issued, are expected to vest in three tranches upon achieving certain performance and market conditions. As of the date these condensed interim financial statements were approved, no definitive agreements with respect to the acquisition of Lilium Jets or any other collaboration have been executed with Azul.

On April 18, 2022, a putative class action was filed against Lilium N.V., Daniel Wiegand, Geoffrey Richardson, and Barry Engle for purported violations of United States securities laws. This lawsuit was filed in the U.S. District Court for the Central District of California. On February 10, 2023, the U.S. District Court for the Central District of California transferred the action to the U.S. District Court for the Southern District of Florida. The lawsuit is presently captioned as: Maniraj Ashirwad Gnanaraj v. Lilium N.V. et al., 2:22-CV-80232-Rosenberg/Reinhart. On February 15, 2023, the court entered an order appointing Jonathan Coon as Lead Plaintiff. On March 10, 2023, Lead Plaintiff filed an amended complaint that adds additional defendants and asserts additional claims for purported violations of the United States securities laws. The Group’s management believes the claims are without merit and intend to vigorously defend this litigation. To that end, on May 12, 2023, Defendants moved to dismiss the amended complaint. On July 12, 2023, Lead Plaintiff Jonathan Coon filed a memorandum of law in opposition to Defendants’ motion to dismiss. Defendants’ reply memorandum of law was filed on August 11, 2023. Given that the lawsuit is currently at a preliminary stage and the Group cannot predict its outcome, the Group cannot determine the likelihood of loss or estimate a range of possible loss.

The Group entered into a success fee arrangement in November 2022 with an entity controlled by a former member of key management personnel shortly after cessation of employment, in which the Company will pay a percentage of future fundraising up to a cap of €9,111 thousand ($9,900 thousand) for a period of 12-months from the date of signing. As of June 30, 2023, a commitment of €8,191 thousand ($8,900 thousand) remained on the contract.